Going Concern (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ (5,421,529)		$ (3,217,901)
Working capital	(14,263,400)
Unused loan facility	3,600,000	¥ 26
Rubber Leaf Sealing Products Zhejiang Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unused loan facility	$ 3,600,000	¥ 26